Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	21.62%
Annual Return 2014	3.01%
Annual Return 2015	3.22%
Annual Return 2016	(2.98%)
Annual Return 2017	36.45%
Annual Return 2018	(12.75%)
Annual Return 2019	33.33%
Annual Return 2020	22.18%
Annual Return 2021	12.39%
Annual Return 2022	(26.40%)